Transactions With Directors and Other Key Management Personnel - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 GBP (£) Director SecurityLoan	Dec. 31, 2019 GBP (£) Director SecurityLoan	Dec. 31, 2018 GBP (£)
Disclosure of transactions between related parties [line items]
Remuneration excluding pension contribution	£ 2,134,134	£ 3,725,993
Remuneration excluding pension contribution performance related	726,040	1,989,900
Ex gratia pensions paid to former Directors	366,248	335,202	£ 87,300
Sharedealing transactions through the Santander UK group's	£ 0	£ 0
Number of Directors undertook sharedealing transactions | Director	0	0
Directors who held any interest in the shares | Director	0	0
Number of loan made to directors | SecurityLoan	7	9
Directors loans principal amount outstanding	£ 1,829,267	£ 1,767,066
Directors who exercised or were granted any rights to subscribe for shares | Director	0	0
Other key management personnel
Disclosure of transactions between related parties [line items]
Number of loan made to key management personnel | SecurityLoan	5	9
Loans made to key management personnel	£ 1,811,171	£ 3,153,343